Dividend income (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend income
Dividend income	$ 246	$ 235	$ 210
Financial assets at fair value through profit or loss category
Dividend income
Dividend income	40	44	33
Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	206	191	177
NAFTRAC (Exchange-traded fund or ETF) | Financial assets at fair value through profit or loss category
Dividend income
Dividend income	36	36	18
Grupo Cementos de Chihuahua, S.A.B. de C.V [Member] | Financial assets at fair value through profit or loss category
Dividend income
Dividend income	3	7	11
Fomento Economico Mexicano, S.A.B. de C.V. | Financial assets at fair value through profit or loss category
Dividend income
Dividend income	1
America Movil, S.A.B, de C.V. | Financial assets at fair value through profit or loss category
Dividend income
Dividend income			1
Grupo Mexico, S.A.B. de C.V. | Financial assets at fair value through profit or loss category
Dividend income
Dividend income			1
Wal-Mart de Mexico, S.A.B. de C.V. | Financial assets at fair value through profit or loss category
Dividend income
Dividend income		1	1
Controladora Prosa, S.A. de C.V. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	73	54	50
Trans Union de Mexico, S.A. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	88	93	88
Bolsa Mexicana de Valores, S.A.B, de C.V. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	25	25	21
Dun and Bradstreet de Mexico S.A. de C.V. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	$ 20	18	17
Others | Financial assets at fair value through profit or loss category
Dividend income
Dividend income			1
Others | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income		$ 1	$ 1